Financial Instruments - Additional Information - Derivative Financial Instruments (Detail) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Gains and (losses) related to recognition of changes in fair values of the derivative instruments		$ (6)	$ (17)	$ (1)
Mexican Peso Floating Rates [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value		15	(3)
Payments on Contract		3
Currency swap contract [member] | Euro denominated [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		750
Net foreign exchange loss		1
Net foreign exchange gain		10
Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		$ 250
Financial Income And Other Items [Member] | CEMEX SAB De CV April 2024 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value			3
Financial Income And Other Items [Member] | Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative contracts maturity date		September 2022
Changes in the fair value of these instruments		$ 5
Fuel Price Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		145	128
Financial liabilities at estimated fair value		30	5
Gain (loss) due to changes in estimated fair value		22	7	15
Net Investment Hedges [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		761	741
Net foreign exchange gain (loss)			53	(126)
Net foreign exchange loss		4
Net Investment Hedges [member] | Top of range [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		1,250
Equity Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss		2	$ 1	$ 2
Forward contract to be settled in shares			4.7
Forward contract settled in cash			9.2	6.9
Interest Rate Swap Contract [Member] | Cemex [Member] | Financial Income And Other Items [Member]
Disclosure of detailed information about financial instruments [line items]
Payments on Contract	$ 14
Interest Rate Swap Contract [Member] | Top of range [member] | Cemex [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.05%
Interest Rate Swap Contract [Member] | Bottom of range [member] | Cemex [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.56%
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		750	$ 1,000
Financial assets at fair value through profit or loss					$ 5
Financial liabilities at estimated fair value		30	44
Gain (loss) due to changes in estimated fair value		23	9
Foreign exchange forwards related to forecasted transactions [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount			397
Foreign exchange forwards related to forecasted transactions [member] | Financial Income And Other Items [Member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain (loss)			$ 15
DollarEuro Foreign Exchange Forward Contracts [Member] | April 2024 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			4.625%
British PoundEuro Foreign Exchange Forward Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount			$ 186
British PoundEuro Foreign Exchange Forward Contracts [Member] | Financial Income And Other Items [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value			9
Interest Rate Swaps [member] | Mexican Peso Floating Rates [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		255	334
Financial liabilities at estimated fair value			$ 3
Financial assets at estimated fair value		$ 12